Taxes	12 Months Ended
Sep. 30, 2024
Taxes
Taxes

Note 13 - Taxes

Corporation income tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

FAMI is incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gains under the laws of the Cayman Islands.

Farmmi International is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

In China the Corporate Income Tax Law generally applies an income tax rate of 25% to all enterprises. Most of the China subsidiaries are subject to corporate income tax at a statutory rate of 25% on net income reported after certain tax adjustments. Certain subsidiaries were identified as small-scaled minimal profit enterprises. Once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the part of its taxable income not more than RMB 1 million is subject to a reduced rate of 5% and the part between RMB 1 million and 3 million is subject to a reduced rate of 10%.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and foreign investment enterprises are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant special tax treatment to local enterprises as a way to encourage specific agricultural industry and stimulate local economy. Farmmi Eco Agri is engaged in agricultural industry and their income are tax exempted. Net income of $3.4 million, $3.9 million, and $2.8 million was exempt from income tax for the years ended September 30, 2024, 2023, and 2022, respectively. The estimated tax savings as the result of the tax break for the years ended September 30, 2024, 2023, and 2022 amounted to $0.8 million, $1.0 million, and $0.7 million, respectively. After adjusted for share consolidation, per share effect of the tax exemption were $0.12, $0.27, and $0.24 for the years ended September 30, 2024, 2023, and 2022, respectively.

The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended September 30, 2024, 2023, and 2022:

	For the Years Ended September 30,
	2024	2023	2022
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemption (a)	(18.2%)	(40.9%)	(50.8%)
Favorable tax rate impact (a)	-	13.3%	(14.8%)
Permanent difference	32.3%	-	0.1%
Changes of deferred tax assets valuation allowances	(9.3%)	(5.8%)	7.2%
Non-PRC entities not subject PRC income tax	(29.8%)	19.4%	27.7%
Total	0.01%	11.0%	(5.6%)

(a) Income tax exemption refers to entity engaged in agricultural industry and its income is tax exempted. Favorable refer to entities are identified as a small-scale minimal profit enterprise, the part of its taxable income not more than RMB 1 million is subject to a reduced rate of 5% and the part between RMB 1 million and RMB 3 million is subject to a reduced rate of 10%.

The income tax expenses from the Company consists of the following:

	For the years ended September 30,
	2024	2023	2022
Current income tax expense	$264	$148,893	$58,266
Deferred income tax expense	-	164,600	(176,633)
Total	$264	$313,493	($118,367)

Deferred tax liabilities and assets attributable to different tax jurisdictions are not offset. Components of deferred tax assets and liabilities were as follows:

	As of	As of
	September 30,	September 30,
	2024	2023
Net operating loss (“NOL”) carry forward	$504,051	$284,283
Allowance for inventory	3,299	2,202
Allowance for doubtful accounts	75,729	4,474
Allowance for long-term investments	58,717	-
Valuation allowance	(641,796)	(290,959)
Total	-	-

The deferred tax expense (benefit) is the change of deferred tax assets and deferred tax liabilities resulting from the temporary difference between tax basis and U.S. GAAP. Certain subsidiaries had a cumulative net operating loss of approximately $2.0 million as of September 30, 2024, which may be available to reduce future taxable income. Deferred tax assets were primarily the result of these net operating losses.

As of each reporting date, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, a valuation allowance of $0.6 million was recorded against the gross deferred tax asset balance at September 30, 2024. The amount of the deferred tax asset is considered unrealizable because it is more likely than not that certain subsidiaries will not generate sufficient future taxable income to utilize the net operating loss.